Property, plant and equipment - Schedule of reconciliation of property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	£ 3,616
Property, plant and equipment, ending balance	3,417	£ 3,616
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8,558	9,268
Additions	429	623
Disposals	(1,031)	(1,633)
Exchange and other movements	(27)	300
Property, plant and equipment, ending balance	7,929	8,558
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(4,942)	(5,713)
Depreciation charge	(576)	(614)
Impairment	60	45
Disposals	1,002	1,577
Exchange and other movements	64	(147)
Property, plant and equipment, ending balance	(4,512)	(4,942)
Property
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,943
Property, plant and equipment, ending balance	1,800	1,943
Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,585	4,131
Additions	112	273
Disposals	(24)	(923)
Exchange and other movements	(95)	104
Property, plant and equipment, ending balance	3,578	3,585
Property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,642)	(2,255)
Depreciation charge	(163)	(181)
Impairment	33	23
Disposals	10	882
Exchange and other movements	50	(65)
Property, plant and equipment, ending balance	(1,778)	(1,642)
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	774
Property, plant and equipment, ending balance	784	774
Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,018	3,210
Additions	297	313
Disposals	(954)	(641)
Exchange and other movements	(14)	136
Property, plant and equipment, ending balance	2,347	3,018
Equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,244)	(2,586)
Depreciation charge	(256)	(227)
Impairment	0	0
Disposals	944	630
Exchange and other movements	(7)	(61)
Property, plant and equipment, ending balance	(1,563)	(2,244)
Investment properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5
Property, plant and equipment, ending balance	2	5
Investment properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5	7
Additions	0	0
Disposals	(3)	(1)
Exchange and other movements	0	(1)
Property, plant and equipment, ending balance	2	5
Investment properties | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation charge	0	0
Impairment	0	0
Disposals	0	0
Exchange and other movements	0	0
Property, plant and equipment, ending balance	0	0
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	894
Property, plant and equipment, ending balance	831	894
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,950	1,920
Additions	20	37
Disposals	(50)	(68)
Exchange and other movements	82	61
Property, plant and equipment, ending balance	2,002	1,950
Right of use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,056)	(872)
Depreciation charge	(157)	(206)
Impairment	27	22
Disposals	48	65
Exchange and other movements	21	(21)
Property, plant and equipment, ending balance	£ (1,171)	£ (1,056)